GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Balance, beginning of period	$ 43,324
Balance, Ending of period		$ 43,324
Acquisition Of Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period	43,324	43,324
Tarus goodwill	538
Loss on impairment	(43,862)
Balance, Ending of period		$ 43,324